CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Operating activities:
Net loss	$ (24,546)	$ (26,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	732	395	$ 400
Depreciation and amortization	374	276
Non-cash lease expense	120	313
Stock-based compensation	857	228
Change in fair value of warrant liability	(4,028)	4,745
Amortization of deferred commission	875	678
Loss on extinguishment of debt		154
Foreign currency (gain) loss, net	1,917	(1,118)
Changes in operating assets and liabilities:
Accounts receivable	(14,275)	3,592
Other current assets	(1,349)	(3,594)
Other noncurrent assets	(1)	(492)
Accounts payable and accrued expenses	(299)	2,949
Operating lease liability	(114)	(324)
Deferred revenue	11,166	(41)
Net cash used in operating activities	(29,448)	(18,646)
Investing activities:
Purchases of property and equipment	(5)	(200)
Disposal of bonds	25,948
Net cash provided by (used in) investing activities	25,943	(200)
Financing activities:
Proceeds from stock options exercise	398	1,003
Proceeds from issuance of preferred shares		95,477
Proceeds from issuance of convertible note		5,000
Settlement of warrant liabilities	(427)
Repayment of long-term debt	(135)	(11,246)
Net cash provided by financing activities	7,795	90,234
Effect of exchange rate changes on cash and cash equivalents	657	(1,713)
Net increase in cash and cash equivalents	4,947	69,675
Cash and cash equivalents at beginning of period	4,756	6,907	6,907
Cash and cash equivalents at end of period	9,703	76,582	4,756	$ 6,907
Supplemental disclosures of cash flow information:
Cash paid for income taxes		48
Cash paid for interest	451	1,695
Non-cash investing and financing activities:
Conversion of debt to Series D Preferred Shares		5,172
Issuance of Series C Preferred Shares - Exercise of Warrant Liabilities, Fair Value	$ 649	101
Purchases of property and equipment included in accounts payable at year end		28
Conversion of Convertible Preferred Shares to Ordinary Shares	210,485
Warrant liabilities assumed in the Business Combination	$ 7,111
Net assets assumed in the Business Combination	883
Reclassification of deferred offering costs related to the Business Combination	9,165
Mariadb Corporation Ab
Operating activities:
Net loss			(48,651)	(25,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			400	417
Depreciation and amortization			584	546
Non-cash lease expense			636	656
Stock-based compensation			1,870	518
Change in fair value of warrant liability			5,712	(3,626)
Amortization of debt discount				1,114
Amortization of deferred commission			1,669	600
Loss on extinguishment of debt			148
Foreign currency (gain) loss, net			(1,480)	210
Changes in operating assets and liabilities:
Accounts receivable			(2,091)	(2,295)
Other current assets			(13,450)	(1,829)
Other noncurrent assets			(545)	(116)
Accounts payable and accrued expenses			4,064	2,370
Operating lease liability			(645)	(661)
Deferred revenue			1,455	9,001
Net cash used in operating activities			(50,324)	(18,537)
Investing activities:
Purchases of property and equipment			(322)	(419)
Acquisition of CubeWerx and Sector 42, net of cash acquired			(1,656)
Purchases of bonds			(35,286)
Disposal of bonds			9,435
Net cash provided by (used in) investing activities			(27,829)	(419)
Financing activities:
Proceeds from stock options exercise			1,116	174
Proceeds from issuance of preferred shares			95,470
Proceeds from issuance of convertible note			5,000
Settlement of warrant liabilities			(7,749)
Repayment of long-term debt			(11,245)	(148)
Net cash provided by financing activities			82,592	26
Effect of exchange rate changes on cash and cash equivalents			(6,590)	99
Net increase in cash and cash equivalents			(2,151)	(18,831)
Cash and cash equivalents at beginning of period	$ 4,756	$ 6,907	6,907	25,738
Cash and cash equivalents at end of period			4,756	6,907
Supplemental disclosures of cash flow information:
Cash paid for income taxes			68	84
Cash paid for interest			2,140	1,066
Non-cash investing and financing activities:
Conversion of debt to Series D Preferred Shares			5,172
Issuance of Series C Preferred Shares - Exercise of Warrant Liabilities, Fair Value			101
Purchases of property and equipment included in accounts payable at year end			7	12
Right-of-use assets obtained in exchange for operating lease liabilities				$ 163
Issuance of common shares - CubeWerx and Sector 42 acquisition			2,056
Contingent consideration - CubeWerx and Sector 42 acquisition			$ 100